Disclosures about the Fair Value of Financial Instruments and Concentrations of Credit Risk - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consolidated Trade Receivables | Credit Concentration Risk from Single Customer
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk, percentage	12.00%	8.00%